QES Credit Long/Short Strategy Fund

a series of Advisors Preferred Trust

Class A Shares	QXCAX
Class C Shares
Class I Shares

Supplement dated May 1, 2015

The following supplements the Class A shares prospectus and Statement of Additional Information dated January 5, 2015; and the Class C and Class I shares prospectus and Statement of Additional Information dated December 31, 2104.

___________________________________________________________________________________________

Effective June 30, 2015, the Fund will change its (i) name, (ii) investment objective, (iii) principal investment strategies, (iv) will be subject to certain different principal investment risks, and (v) Class A share will be renamed Investor Class shares. Accordingly, certain disclosures in the Fund’s prospectus and Statement of Additional Information will be revised to reflect these changes. These changes are summarized below in table format for ease of comparison.

	Old	New
Name	QES Credit Long/Short Strategy Fund	QES Liquid H-Y Strategy Fund
Investment Objective	The Fund seeks investment results, before fees and expenses, that track the performance of the QES Credit Long/Short Strategy Index	The Fund seeks investment results, before fees and expenses, that are similar to those of the U.S. corporate high-yield bond market.
Principal Investment Strategies	The Fund's adviser seeks to track the performance of the QES Credit Long/Short Strategy Index (the "Index"), before Fund fees and expenses, by investing in a combination of fixed income securities and financial derivatives that it believes will provide returns similar to the Index. The Index is derived from rules-based proprietary models that produce an Index that may be long, neutral or short instruments that, together, are intended to generally track the returns of the aggregate U.S. convertible bond universe.	The Fund's adviser invests in a combination of (i) investment grade and high-yield fixed-income securities, (ii) dividend-paying common stocks and (iii) exchange-traded US Government and equity index futures that it believes will provide returns similar to the U.S. corporate high-yield bond market, while maintaining reasonable liquidity. High-yield fixed income securities are lower quality debt instruments commonly referred to as "junk bonds."
Principal Investment Risks	Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk.	-not a principal risk of the newly named fund-

Derivatives Risk: Futures, swaps and options are subject to inherent leverage that magnifies Fund losses. Futures and options are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to replace. Swaps are imperfect substitutes for the instruments they are intended to replace because swap fees reduce returns. Options may expire worthless. Also, over-the-counter derivatives are subject to counterparty default risk.	-not a principal risk of the newly named fund except for futures as described below-
Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity markets. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.	Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity markets. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Companies may unexpectedly reduce or eliminate dividends, which will reduce the Fund’s investment income.
ETF Risk: ETFs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on its investment strategy.	ETF Risk: ETFs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Each ETF is subject to specific investment strategy risks, such as junk bond risk and equity risk. The strategy employed by the investment advisor to an ETF may not produce the desired results.
Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Issuers may also default.	Fixed Income Risk: The value of fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Issuers may also default.
-not a principal risk of the fund-	Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.
-not a principal risk of the fund except as described above under derivatives risk-	Futures Risk: Futures are subject to inherent leverage that magnifies Fund losses. Futures are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to replace.

Junk Bond Risk: Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.	Junk Bond Risk: Lower-quality fixed income securities, known as "high-yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.
Limited History of Operations: The Fund has a limited history of operations for investors to evaluate.	Limited History of Operations: The Fund has a limited history of operations for investors to evaluate.
Management Risk: The adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular instrument in which the Fund invests may prove to be inaccurate and may not produce the desired results. The adviser's assessment of the Index-tracking characteristics of a particular instrument may also prove to be inaccurate and may not produce Index-tracking results.	Management Risk: The adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular instrument in which the Fund invests may prove to be inaccurate and may not produce the desired results. The adviser's assessment of how well a particular instrument will track the performance of the U.S. corporate high-yield bond universe may also prove to be inaccurate and may fail to produce the intended results.
Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund also invests in ETFs that are non-diversified. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Short Position Risk: The Fund's short Derivative positions may result in a loss if the price of the short position instruments rise. In contrast to long positions, the potential loss on the Fund's short positions is unlimited.	-not a principal risk of the newly named fund-
Small and Medium Capitalization Risk: The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.	Small and Medium Capitalization Risk: The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Tracking Risk: The Fund's return may not match the return of the Index because the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities and Derivatives. The adviser's judgments about the return tracking characteristics of securities and Derivatives may prove incorrect and may not produce the desired Index-tracking results.	Tracking Risk: The Fund's return may not match the return of the U.S. corporate high-yield bond universe because the Fund incurs operating expenses and costs in buying and selling securities and futures. Futures may not closely track the returns of the U.S. corporate high-yield bond universe. The adviser's judgments about the return tracking characteristics of securities and futures as well as the QES Liquid H-Y Strategy may prove incorrect and may not produce the desired results.
Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs.	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs.

**************

This Supplement, each Prospectus and Statement of Additional Information, each dated as described above, provide relevant information for all shareholders and should be retained for future reference. Each Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission, and are incorporated by reference. These can be obtained without charge by calling toll-free 1-844-798-3877 or by visiting www.advisorspreferred.com.